Goodwill (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill from Dazhika	$ 97,695	¥ 708,942	¥ 0
Less: impairment	0	0	0
Goodwill	$ 97,695	¥ 708,942	¥ 0